FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade payables (Details) - Trade accounts payable and accrued liabilities - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 267,179	$ 221,464
1 – 30 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	189,242	179,521
31 – 60 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	35,959	27,514
61 – 90 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	21,209	7,732
Over 90 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 20,769	$ 6,697